Note 10 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)		Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Trade payables(1)	[1]	$ 923,197	$ 410,614
Accrued liabilities		1,540,229	1,163,109
Payroll and tax withholding		110,511	60,729
Total		$ 2,573,937	$ 1,634,452

[1]	Trade payables at November 30, 2020 include $314,123 due to certain key management personnel for expenses incurred on behalf of the Company in November 2020 ( November 30, 2019 - $296,113). The Company settled this amount in December 2020.